Prepayments, deposits and other - Summary of Prepayments, deposits and other assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Dec. 31, 2024
Included in non-current assets
Prepaid content royalties	¥ 267	¥ 323
Others	98	102
Prepayments, deposits and other assets	365	425
Included in current assets
Prepaid content royalties	2,117	1,662
Interest receivables	840	976
Prepaid promotion and other expenses	756	767
Prepaid vendors deposits and other receivables	198	190
Value-added tax recoverable	98	77
Others	96	73
Prepayments, deposits and other assets	4,183	3,793
Tencent
Included in current assets
Receivable from Tencent (Note 32(b))	¥ 78	¥ 48